Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	19.29%	12.11%	(18.28%)	15.50%
HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	17.17%	27.68%	(20.39%)	28.96%	26.17%	29.81%	(6.10%)	23.00%
Nia Impact Solutions Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	[3]	10.89%	13.14%

[1]	The Fund’s year-to-date return through March 31, 2025 is (4.27%).
[2]	The Fund’s year-to-date return through March 31, 2025 is (5.85)%.
[3]	The Fund’s year-to-date return through March 31, 2025, is 0.00%